Note 8 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 75,042
2027	68,057
2028	66,202
2029	64,828
2030	$ 197,507